Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Principal Executive Officers (“PEOs”)(1)										Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($MM)	Company Selected Measure: Adj. EBITDA(6) ($MM)
	Summary Compensation Table Total				Compensation Actually Paid Total(3)				Average Other Non-PEO NEOs(2)
Fiscal Year	Current: Suzanne Foster	Former: Richard Barasch	Former: Stephen Griggs	Former: Luke McGee	Current: Suzanne Foster	Former: Richard Barasch	Former: Stephen Griggs	Former: Luke McGee	Summary Comp Table Total	Comp Actually Paid Total(3)	Company TSR(4)	Peer Group TSR(4)
2024	$8,391,752	$2,074,106	n/a	n/a	$8,347,867	$2,060,486	n/a	n/a	$4,122,211	$2,675,520	$87	$124	$95	$689
2023	n/a	$2,265,183	$10,437,819	n/a	n/a	$2,048,248	$1,893,765	n/a	$2,440,283	$(238,940)	$66	$122	$(675)	$671
2022	n/a	n/a	$4,724,344	n/a	n/a	n/a	$4,296,449	n/a	$2,823,510	$1,841,864	$175	$117	$73	$594
2021	n/a	n/a	$3,935,883	$8,061,871	n/a	n/a	$2,710,254	$(21,022,257)	$3,348,903	$(523,574)	$223	$146	$158	$566
2020	n/a	n/a	n/a	$1,009,533	n/a	n/a	n/a	$45,324,179	$1,560,590	$5,644,394	$342	$133	$(194)	$206

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)For 2024, our PEOs included both our current CEO, Ms. Foster, and our former interim CEO, Mr. Barasch. For 2023, our PEOs included both our former interim CEO, Mr. Barasch, and our former CEO, Mr. Griggs. For 2022, our PEO was Mr. Griggs. For 2021, our PEOs included both Mr. Griggs and our former CEO, Mr. McGee. For 2020, our PEO was Mr. McGee.
	For 2024, our non-PEO NEOs were Messrs. Clemens, Prast, Barnhart, Parnes and Rietkerk, and Ms. Archbold. For 2023, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast and Rietkerk. For 2022, our non-PEO NEOs were Messrs. Parnes, Clemens, Joyce and Prast. For 2021, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast and Bunting.
Peer Group Issuers, Footnote	(4)The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year are calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P Healthcare Services Select Industry Index, which is included in the Company’s TSR performance graph in this Proxy Statement.
Adjustment To PEO Compensation, Footnote
(3)In calculating the “Compensation Actually Paid” (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining CAP are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes. There are no dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the CAP amounts for the applicable year.
In the calculation of CAP presented in the table, the following amounts were deducted and added:
Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)

		FY2024			FY2023			FY2022		FY2021			FY2020
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Current PEO Foster	Former PEO Barasch	Average Other NEOs	Current PEO Barasch	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Former PEO McGee	Average Other NEOs	Former PEO McGee	Average Other NEOs
Summary Compensation Table (“SCT”) Total		$8,391,752	$2,074,106	$4,122,211	$2,265,183	$10,437,819	$2,440,283	$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$6,592,784	$474,408	$2,914,398	$743,274	$7,257,900	$1,372,050	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$—	$1,068,278
+	Fair value of equity compensation granted in current year and outstanding at year end	$6,548,899	$—	$1,618,903	$186,726	$294,606	$434,705	$3,950,263	$2,096,688	$1,569,869	$—	$1,646,856	$—	$2,297,808
+	Change in fair value of equity granted in prior years that remains outstanding at current year end; reflects fair value at current year end - fair value at prior year end	$—	$—	$12,040	$—	$(2,179,990)	$(1,729,450)	$(504,103)	$(357,484)	$—	$—	$(1,549,939)	$29,273,031	$1,908,284
-	Fair value of awards forfeited in current year valued at prior year end	$—	$—	$184,256	$—	$—	$—	$—	$—	$—	$20,840,650	$—	$—	$—
+	Fair value of equity compensation granted and vested in current year	$—	$391,375	$—	$471,798	$948,505	$—	$—	$—	$—	$—	$—	$—	$—
+	Change in fair value of equity granted in prior years and vested in current year	$—	$69,413	$21,020	$(132,185)	$(349,275)	$(12,428)	$(175,173)	$(757,588)	$—	$(2,434,720)	$(1,495,111)	$15,041,615	$945,990
Compensation Actually Paid (“CAP”)		$8,347,867	$2,060,486	$2,675,520	$2,048,248	$1,893,765	$(238,940)	$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Non-PEO NEO Average Total Compensation Amount	$ 4,122,211	$ 2,440,283	$ 2,823,510	$ 3,348,903	$ 1,560,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,675,520	(238,940)	1,841,864	(523,574)	5,644,394
Adjustment to Non-PEO NEO Compensation Footnote
(3)In calculating the “Compensation Actually Paid” (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining CAP are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes. There are no dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the CAP amounts for the applicable year.
In the calculation of CAP presented in the table, the following amounts were deducted and added:
Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)

		FY2024			FY2023			FY2022		FY2021			FY2020
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Current PEO Foster	Former PEO Barasch	Average Other NEOs	Current PEO Barasch	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Former PEO McGee	Average Other NEOs	Former PEO McGee	Average Other NEOs
Summary Compensation Table (“SCT”) Total		$8,391,752	$2,074,106	$4,122,211	$2,265,183	$10,437,819	$2,440,283	$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$6,592,784	$474,408	$2,914,398	$743,274	$7,257,900	$1,372,050	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$—	$1,068,278
+	Fair value of equity compensation granted in current year and outstanding at year end	$6,548,899	$—	$1,618,903	$186,726	$294,606	$434,705	$3,950,263	$2,096,688	$1,569,869	$—	$1,646,856	$—	$2,297,808
+	Change in fair value of equity granted in prior years that remains outstanding at current year end; reflects fair value at current year end - fair value at prior year end	$—	$—	$12,040	$—	$(2,179,990)	$(1,729,450)	$(504,103)	$(357,484)	$—	$—	$(1,549,939)	$29,273,031	$1,908,284
-	Fair value of awards forfeited in current year valued at prior year end	$—	$—	$184,256	$—	$—	$—	$—	$—	$—	$20,840,650	$—	$—	$—
+	Fair value of equity compensation granted and vested in current year	$—	$391,375	$—	$471,798	$948,505	$—	$—	$—	$—	$—	$—	$—	$—
+	Change in fair value of equity granted in prior years and vested in current year	$—	$69,413	$21,020	$(132,185)	$(349,275)	$(12,428)	$(175,173)	$(757,588)	$—	$(2,434,720)	$(1,495,111)	$15,041,615	$945,990
Compensation Actually Paid (“CAP”)		$8,347,867	$2,060,486	$2,675,520	$2,048,248	$1,893,765	$(238,940)	$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
The following table lists our most important financial performance measures used to link CAP to our NEOs to company performance for fiscal year 2024.
Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 87	66	175	223	342
Peer Group Total Shareholder Return Amount	124	122	117	146	133
Net Income (Loss)	$ 95,000,000	$ (675,000,000)	$ 73,000,000	$ 158,000,000	$ (194,000,000)
Company Selected Measure Amount	689,000,000	671,000,000	594,000,000	566,000,000	206,000,000
Additional 402(v) Disclosure	Represents the amount of net income (loss), as reported in the Company’s audited GAAP financial statements for all years included in this table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6)We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2024. Our Compensation Committee determined the 2024 annual bonus outcome for eligible NEOs primarily based on the achievement of this measure. See the section titled "Year in Review and Alignment of Company Performance with Pay" on page 22 of this Proxy Statement for additional information.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Ms. Suzanne Foster [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,391,752
PEO Actually Paid Compensation Amount	$ 8,347,867
PEO Name	Ms. Foster
Mr. Richard Barasch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,074,106	$ 2,265,183
PEO Actually Paid Compensation Amount	$ 2,060,486	$ 2,048,248
PEO Name	Mr. Barasch	Mr. Barasch
Mr. Stephen Griggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 10,437,819	$ 4,724,344	$ 3,935,883
PEO Actually Paid Compensation Amount		$ 1,893,765	$ 4,296,449	$ 2,710,254
PEO Name		Mr. Griggs	Mr. Griggs	Mr. Griggs
Mr. Luke McGee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,061,871	$ 1,009,533
PEO Actually Paid Compensation Amount				$ (21,022,257)	45,324,179
PEO Name				Mr. McGee
PEO | Ms. Suzanne Foster [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,592,784)
PEO | Ms. Suzanne Foster [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,548,899
PEO | Ms. Suzanne Foster [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Suzanne Foster [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Suzanne Foster [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Suzanne Foster [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Richard Barasch [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,408)	$ (743,274)
PEO | Mr. Richard Barasch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	186,726
PEO | Mr. Richard Barasch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Richard Barasch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,375	471,798
PEO | Mr. Richard Barasch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,413	(132,185)
PEO | Mr. Richard Barasch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Stephen Griggs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,257,900)	$ (3,698,882)	$ (2,795,498)
PEO | Mr. Stephen Griggs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		294,606	3,950,263	1,569,869
PEO | Mr. Stephen Griggs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,179,990)	(504,103)	0
PEO | Mr. Stephen Griggs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		948,505	0	0
PEO | Mr. Stephen Griggs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(349,275)	(175,173)	0
PEO | Mr. Stephen Griggs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Luke McGee [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,808,758)	0
PEO | Mr. Luke McGee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Luke McGee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	29,273,031
PEO | Mr. Luke McGee [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Luke McGee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,434,720)	15,041,615
PEO | Mr. Luke McGee [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(20,840,650)	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,914,398)	(1,372,050)	(1,963,262)	(2,474,283)	(1,068,278)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,618,903	434,705	2,096,688	1,646,856	2,297,808
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,040	(1,729,450)	(357,484)	(1,549,939)	1,908,284
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,020	(12,428)	(757,588)	(1,495,111)	945,990
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (184,256)	$ 0	$ 0	$ 0	$ 0